HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I:

033-53692                Stag Variable Life
333-07465                Stag Variable Life Artisan
333-127379               Hartford Quantum Life II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I:

033-61267                Stag Variable Life
333-127380               Hartford Quantum Life II

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

033-89990                Stag Variable Life Last Survivor

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

033-89988                 Stag Variable Life Last Survivor

       SUPPLEMENT DATED JULY 23, 2008 TO THE PROSPECTUS DATED MAY 1, 2008

               SUPPLEMENT DATED JULY 23, 2008 TO YOUR PROSPECTUS

HARTFORD MORTGAGE SECURITIES HLS FUND AND HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND:

On or about September 9, 2008, shareholders will vote on the proposed merger of the Hartford Mortgage Securities HLS Fund into the Hartford U.S. Government Securities HLS Fund. If the proposed merger is approved, all assets of the Hartford Mortgage Securities HLS Fund will be transferred into the Hartford U.S. Government Securities HLS Fund, and shareholders of the Hartford Mortgage Securities HLS Fund will receive shares of the Hartford U.S. Government Securities HLS Fund. If approved by the shareholders, the merger is scheduled to take place on or about September 29, 2008 (merger date).

As a result, if any of your Policy Value is currently invested in the Hartford Mortgage Securities HLS Fund Sub-Account, that Policy Value will be merged into the Hartford U.S. Government Securities HLS Fund Sub-Account on the merger date. If any portion of your future Premium Payments are allocated to Hartford Mortgage Securities HLS Fund Sub-Account, you should re-direct that allocation to another Sub-Account available under your Policy before the close of trading on the New York Stock Exchange on September 26, 2008. Effective as of the close of trading of the New York Stock Exchange on September 26, 2008, we will not process any transaction that includes an allocation to Hartford Mortgage Securities HLS Fund Sub-Account.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Policy related to Hartford Mortgage Securites HLS Fund are deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6718